CAPITAL AND RESERVES - Issuance of Common Shares (Details)											12 Months Ended
	Aug. 17, 2017 USD ($) shares	Jun. 01, 2017 USD ($) shares	Mar. 01, 2017 USD ($) shares	Nov. 14, 2016 USD ($) shares	Jul. 25, 2016 USD ($)	May 23, 2016 USD ($) shares	Jan. 22, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) shares	Jul. 16, 2015 USD ($) shares	Apr. 30, 2015 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares											338,709	243,915.000
Exercised during the year (in usd per share)								$ 4.10			$ 15.63	$ 7.64
Proceeds from issuing shares											$ 5,296,000	$ 1,863,000	$ 2,236,000
Value of share options exercised in share-based payment arrangement								$ 2,236,000	$ 900,000	$ 315,000
Number of share options granted in share-based payment arrangement (in shares) | shares								545,649	43,857	30,000	85,000	1,003,250
Options granted during the year (in usd per share)										$ 21.01	$ 39.69	$ 31.89
Tranche One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares										15,000
Tranche Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares										15,000
WAE
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement	$ 1,435,000					$ 2,550,000
Number of share options granted in share-based payment arrangement (in shares) | shares	34,219					75,221
PointSource
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement		$ 3,100,000
Number of share options granted in share-based payment arrangement (in shares) | shares		84,953
Ratio
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement			$ 1,160,000
Number of share options granted in share-based payment arrangement (in shares) | shares			34,309
L4
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement				$ 2,970,000
Number of share options granted in share-based payment arrangement (in shares) | shares				70,380
Clarice
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement					$ 900,000
Huddle Group
Disclosure of range of exercise prices of outstanding share options [line items]
Sale or issue of treasury shares (in shares)							$ 11,213
Treasury stock, cost per share (in dollars per share) | $ / shares							$ 27.2
Repayments of non-current borrowings							$ 305,000
Escrow deposit							$ 20,000
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares											86,931
Value of share options exercised in share-based payment arrangement											$ 3,141,000
Employee and Non Employee Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares											254,328
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares											86,931
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in usd per share)											$ 36.11
2012 and 2014 Plan Name
Disclosure of range of exercise prices of outstanding share options [line items]
Exercised during the year (in usd per share)												7.64
Value of share options exercised in share-based payment arrangement												$ 1,863,000
Number of share options granted in share-based payment arrangement (in shares) | shares												243,915
Agreement 2, Tranche 2 | Clarice
Disclosure of range of exercise prices of outstanding share options [line items]
Options granted during the year (in shares) | shares												23,508